Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Assumptions that Used to Determine Grant-Date Fair Value of Stock Options Granted to Employees and Members of Board
The assumptions that the Company used to determine the grant-date fair value of stock options granted to employees and members of the Board were as follows, presented on a weighted-average basis:

	Year Ended December 31,
	2023	2022
Expected option life (years)	6.00	5.98
Risk-free interest rate	3.82%	2.47%
Expected volatility	83.36%	80.43%
Expected dividend yield	—%	—%

Summary of Stock Option Activity
The following table summarizes the Company’s stock option activity for the year ended December 31, 2023:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	9,423,271	$7.26	8.14	$22
Granted	123,501	$1.09
Exercised	(297,604)	$0.79
Cancelled or forfeited	(4,106,896)	$7.44

Outstanding as of December 31, 2023	5,142,272	$7.33	6.24	$663

Exercisable as of December 31, 2023	3,670,053	$8.84	5.44	$376

Summary of Restricted Stock Award and Restricted Stock Unit Activity
The following table summarizes the Company’s restricted stock award and restricted stock unit activity for the year ended December 31, 2023:

	Number of Shares	Weighted- Average Grant Date Fair Value
Issued and unvested as of December 31, 2022	940,392	$3.62
Granted	1,548,117	1.65
Vested	(305,502)	4.74
Forfeited, cancelled or expired	(1,246,649)	2.02

Issued and unvested as of December 31, 2023	936,358	$2.13

Schedule of Stock-based Compensation Expense
Stock-based compensation expense was allocated as follows:

	Year Ended December 31,
	2023	2022
Research and development	$1,927	$2,785
General and administrative	4,964	8,737

Total stock-based compensation expense	$6,891	$11,522